Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31, 2024	December 31, 2023
Building	$481,664	$484,006
Office equipment	385,168	221,840
Transportation equipment	491,370	330,793
Land	698,894	823,540
Leasehold improvement	211,487	—
Construction in progress	3,387,585	77,677
Subtotal	5,656,168	1,937,856
Less: accumulated depreciation	(678,088)	(408,874)
Property and equipment, net	$4,978,080	$1,528,982

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 amounted to $284,421, $172,152 and $92,825, respectively. Construction in progress represents the new office building under construction for HUHU Japan, the Company estimates to complete the construction by April 30, 2025.